SHARE CAPITAL - Outstanding Capital (Details) $ in Thousands					12 Months Ended
	Oct. 20, 2025 shares	May 20, 2025	May 01, 2025 shares	Oct. 18, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Number of Common Shares
Number of shares outstanding at beginning of period (in shares) | shares					109,629,215	83,574,751
Shares issued for RSUs vested (in shares) | shares					739,988	315,444
Shares issued for payment of Kurmuk deferred consideration (in shares) | shares					1,474,882	1,972,354
Shares issued in public offering (in shares) | shares	7,143,200,000		17,250,000,000	71,300,000		23,766,666
Shares issued in offerings (in shares) | shares					12,893,136
Number of shares outstanding at end of period (in shares) | shares					124,737,221	109,629,215
Share Capital
Equity at beginning of period					$ 416,297	$ 381,034
Share-based payments					30,727	9,026
Shares issued for payment of Kurmuk deferred consideration					21,250	12,500
Equity at end of period					504,679	416,297
Payments for share issue costs					10,083	9,100
Stock split, conversion ratio		3
Share capital
Share Capital
Equity at beginning of period					587,119	418,649
Share-based payments					8,679	2,953
Shares issued for payment of Kurmuk deferred consideration					21,250	12,500
Shares issued in public offering					196,307	153,017
Equity at end of period					$ 813,355	$ 587,119